Commitments and Contingencies (Details Narrative) - Over-Allotment Option [Member]	Dec. 13, 2021 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Cash underwriting discount per share | $ / shares	$ 0.20
Underwriting fees | $	$ 2,300,000
Deferred underwriting discount price per shares | $ / shares	$ 0.35
Deferred underwriting fees | $	$ 4,025,000